Document and Entity Information	Feb. 27, 2023
Document And Entity Information [Line Items]
Amendment Flag	false
Entity Central Index Key	0001831481
Current Fiscal Year End Date	--12-31
Document Type	8-K
Document Period End Date	Feb. 27, 2023
Entity Registrant Name	Flame Acquisition Corp.
Entity Incorporation State Country Code	DE
Entity File Number	001-40111
Entity Tax Identification Number	85-3514078
Entity Address, Address Line One	700 Milam Street
Entity Address, Address Line Two	Suite 3300
Entity Address, City or Town	Houston
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	77002
City Area Code	(713)
Local Phone Number	579-6106
Written Communications	false
Soliciting Material	true
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Warrant [Member]
Document And Entity Information [Line Items]
Security 12b Title	Units, each consisting of one share of Class A common stock and one-half of one warrant
Trading Symbol	FLME.U
Security Exchange Name	NYSE
Common Stock [Member]
Document And Entity Information [Line Items]
Security 12b Title	Class A common stock, par value $0.0001 per share
Trading Symbol	FLME
Security Exchange Name	NYSE
Redeemable Class A Common Stock [Member]
Document And Entity Information [Line Items]
Security 12b Title	Warrants, each whole warrant exercisable for one share of Class A common stock at an exercise price of $11.50 per share
Trading Symbol	FLME.WS
Security Exchange Name	NYSE